Scope of Consolidation, Subsidiaries and Other Equity Investments - Number of Consolidated Entities (Details) - entity	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Scope of Consolidation, Subsidiaries and Other Equity Investments
Beginning of year	264	265
Additions	17	20
Disposals	(12)	(21)
End of year	269	264